Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Graf Acquisition Corp. IV [Member]
Stockholders' Deficit

Note 7—Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 400,000,000 shares of common stock, par value $0.0001. Holders of the Company’s common stock are entitled to one vote for each share. As of June 30, 2023, and December 31, 2022, there were 4,290,375 shares of common stock issued and outstanding, excluding 6,083,500 and 17,161,500 shares of common stock subject to possible redemption, respectively (see Note 6).

Note 8 — Stockholders’ Deficit

Preferred stock — The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 400,000,000 shares of common stock, par value $0.0001. Holders of the Company’s common stock are entitled to one vote for each share. As of December 31, 2022 and 2021, there were 4,290,375 shares of common stock issued and outstanding, excluding 17,161,500 shares of common stock subject to possible redemption (see Note 7).